First Trust Global Wind Energy ETF Investment Objectives and Goals - First Trust Global Wind Energy ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Global Wind Energy ETF (FAN)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Global Wind Energy ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the ISE Clean Edge Global Wind EnergyTM Index (the “Index”).